Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 21, 2024
Document Effective Date	Oct. 21, 2024
Prospectus Date	Oct. 21, 2024
AMPLIFY BLOOMBERG AI VALUE CHAIN ETF | AMPLIFY BLOOMBERG AI VALUE CHAIN ETF
Prospectus:
Trading Symbol	AIVC